Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line items]
Deposits	$ 764,857	$ 723,376	[1]
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	129,624
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	248,363
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	386,870
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	725,849	687,737
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	39,008	35,639
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	252,894	239,035
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	14,093
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	134,132
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	104,669
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	435,499	412,561
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	105,191
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	113,982
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	216,326
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	20,009	22,296
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	10,340
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	249
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	9,420
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	56,455	49,484
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	56,455
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	84,460	84,165
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	526,186	488,490
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	12,927	12,816
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	101,141	95,109
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,691	5,821
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 34,452	$ 36,975

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.